Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2020
Disclosure of financial risk management [text block] [Abstract]
Financial instruments and risk management
15.	Financial instruments and risk management

(a)	Accounting classifications and fair value

The Company uses the following hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

●	Level 1: quoted (unadjusted) prices in active markets for identical assets or liabilities;

●	Level 2: other techniques for which all inputs which have a significant effect on the recorded fair value are observable, either directly or indirectly; and

●	Level 3: techniques which use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

The Company recognises transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.

There were no transfers between fair value levels during the year.

As at December 31, 2020, tradeable warrants are measured at fair value using Level 1 inputs and non-tradeable warrants are measured at fair value using Level 3 inputs. The fair value of the tradeable warrants is measured based on the quoted market price of the warrants at each reporting date. The fair value of the non-tradeable warrants is determined using the fair value of the traded warrants, adjusted for an illiquidity discount.

	Carrying amount			Fair value
	Cash and receivables €’000	Liabilities €’000	Total carrying amount €’000	Level 1 €’000	Level 2 €’000	Level 3 €’000	Total €’000
2020
Trade receivables	-	-	-	-	-	-	-
Cash and cash equivalents	58,007	-	58,007	-	-	-	-
Other receivables	544	-	544	-	-	-	-
Trade payables	-	-	-	-	-	-	-
Tradeable warrants	-	-	-	36,273	-	-	36,273
Non-tradeable warrants	-	-	-	-	-	16,659	16,659
Other payables	-	(2,126)	(2,126)	-	-	-	-
	58,551	(2,126)	56,425	36,273	-	16,659	52,932

	Carrying amount			Fair value
	Cash and receivables €’000	Liabilities €’000	Total carrying amount €’000	Level 1 €’000	Level 2 €’000	Level 3 €’000	Total €’000
2019
Trade receivables	-	-	-	-	-	-	-
Cash and cash equivalents	-	-	-	-	-	-	-
Other receivables	2	-	2	-	-	-	-
Trade payables	-		-	-	-	-	-
Other payables	-	(16)	(16)	-	-	-	-
	2	(16)	(14)	-	-	-	-

Quantitative information of significant unobservable inputs – Level 3

Description	Valuation technique	Unobservable input	Value	Fair value €’000s
Derivate liability – non-tradeable warrants	Pricing model	Illiquidity discount	5%	16,659
Equity settled share-based payments	Pricing model	Illiquidity discount	5%	29,702

Sensitivity analysis to significant changes in unobservable inputs within Level 3 hierarchy

The unobservable inputs used in the fair value measurement categorised within Level 3 of the fair value hierarchy, together with a quantitative sensitivity analysis on the fair values as at December 31, 2020, is shown below.

Description	Input	Sensitivity applied	Effect on fair value €’000s
Derivative liability – non-tradeable warrants	Illiquidity discount	-100bps	(175)
Equity settled share-based payments	Illiquidity discount	-100bps	(76)

Reconciliation of Level 3 fair values

The following table shows a reconciliation from the opening balances to the closing balances for Level 3 fair values.

	Note	Derivative liability – non-tradeable warrants
Balance at December 31, 2018		-
Balance at December 31, 2019		-
Issued in the HL Transaction/Fusion Fuel re-organization	6	20,568
Warrants exercised
Fair value movement in derivates / share-based payment expensed	14	(3,909)
Balance at December 31, 2020		16,659

Cash and cash equivalents including the short-term bank deposits

For cash and cash equivalents, all of which have a maturity of less than three months, the carrying value is deemed to reflect a reasonable approximation of fair value.

Trade and other receivables/payables

For the receivables and payables with a remaining term of less than one year or on demand balances, the carrying amount less impairment allowances, where appropriate, is a reasonable approximation of fair value.

(b)	Financial risk management

The Group’s operations expose it to various financial risks that include credit risk, liquidity risk and market risk. The Group has a risk management framework in place which seeks to limit the impact of these risks on the financial performance of the Group. It is the policy of the Group to manage these risks in a non-speculative manner.

This note presents information about the Group’s exposure to each of the above risks and the objectives, policies and processes for measuring and managing the risks. Further quantitative and qualitative disclosures are included throughout this note.

The Company’s board of directors has overall responsibility for the establishment and oversight of the Group’s risk management framework.

The Group’s risk management policies are established to identify and analyse the risks faced by the Group, to set appropriate risk limits and controls and to monitor risks and adherence to limits. Risk management policies and systems are reviewed regularly to reflect changes in market conditions and the Group’s activities. The Group, through its training and management standards and procedures, aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

(c)	Credit risk

Exposure to credit risk

Credit risk arises from granting credit to customers or others and from investing cash and cash equivalents with banks and financial institutions. The Group have not granted credit to customers to date as the Group has not earned any revenues.

Credit risk is the risk of financial loss to the Group if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from the Group’s cash and cash equivalents. The carrying amounts of financial assets represent the maximum credit exposure.

There were no impairment losses on financial assets recognised in profit or loss.

Trade and other receivables

The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk and country in which customers operate.

In monitoring credit risk, receivables are grouped according to their credit characteristics, including their geographic location, industry, trading history with the Group and existence of previous financial difficulties. The Group does not require collateral in respect of trade and other receivables.

At December 31, 2020, the exposure to credit risk for other receivables by geographic region was not significant.

Cash and short term bank deposits

The Group held cash and cash equivalents of €58,006,645 at December 31, 2020 (2019: €458). The cash and cash equivalents are held with UBS Switzerland AG, which is rated Aa2 (2019: Aa2), based on Moody’s ratings. Impairment on cash and cash equivalents has been measured on a 12-month expected loss basis and reflects the short maturities of the exposures. The Group considers that its cash and cash equivalents have low credit risk based on the external credit ratings of the counterparties.

(d)	Liquidity risk

Liquidity risk is the risk that the Group’s will encounter difficulty in meeting its financial obligations as they fall due. The Group’s approach to managing liquidity is to ensure that it will have sufficient liquidity to meet its liabilities when due, under both normal and stressed conditions, without incurring unacceptable costs or risking damage to the Group’s reputation.

Contractual maturities

The following are the expected contractual maturities of the Group’s financial liabilities, including estimated interest payments.

	Carrying	Contractual	Less than	1 – 2	2 – 5	More than
	amount €’000	cash flows €’000	one year €’000	years €’000	years €’000	5 years €’000
December 31,2020
Derivative financial instruments - warrants	52,932	-	52,932	-	-	-
Other payables	2,126	2,126	2,126	-	-	-
Total	55,058	2,126	55,058	-	-	-

	Carrying	Contractual	Less than	1 – 2	2 – 5	More than
	amount €’000	cash flows €’000	one year €’000	years €’000	years €’000	5 years €’000
December 31, 2019
Other payables	16	16	16	-	-
Total	16	16	16	-	-	-

(e)	Market risk and interest rate risk

Market risk is the risk that changes in market prices and indices, such as foreign exchange rates and interest rates, will affect the Group’s income or the value of its holdings of financial instruments. Interest rate risk is not significant to the Group.

(f)	Foreign exchange risk

The Group uses the Euro as its functional currency. Foreign exchange rate risk is the risk that the fair value of Group assets or liabilities, or future expected cash flows will fluctuate because of changes in foreign currency exchange rates. While the Company’s shares are listed in US dollars, the currency of the primary operating environment of the Group is the Euro, and its exposure to the risk of changes in foreign currency would arise primarily when revenue or expense is denominated in a currency other than the Euro. The Company currently has no operations outside of the Eurozone, so the effect of the translation of foreign operations is not significant to the Group. At the year-end the Company has USD and EUR cash balance of approximately $55m and €8.9m respectively.

The following significant exchange rates have been applied during the year.

	Average rate		Year-end spot rate
	2020	2019	2020	2019
Euro
USD	0.8755	0.8933	0.8149	0.8902

Sensitivity analysis

A reasonably possible strengthening of the Euro against the Group’s principal foreign currency denominated amounts at December 31,2020 would have increased profit or loss by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant and ignores any impact of forecast sales and purchases.

	2020 €’000	2019 €’000

USD (10 percent strengthening of the euro)	918	-

(g)	Capital Management

The Group’s policy is to maintain a strong capital base so as to maintain investor and creditor confidence and to sustain the future development of the business. The board of directors monitors the return on capital.